INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Current
Borrowings	$ 95,643,533	$ 136,747,198
Corporate bonds	8,518,783	42,035,925
Non-current
Borrowings	75,693,161	42,104,882
Corporate bonds	42,680,437	25,071,823
Amortized cost
Current
Corporate bonds	8,518,783	42,035,925
Non-current
Corporate bonds	42,680,437	25,071,823
Fair value
Current
Corporate bonds	8,030,530	41,492,963
Non-current
Corporate bonds	39,190,945	23,845,583
Bank borrowings
Current
Borrowings	86,419,392	91,816,134
Non-current
Borrowings	33,012,724	15,316,612
Bank borrowings | Amortized cost
Current
Borrowings	86,419,392	91,816,134
Non-current
Borrowings	33,012,724	15,316,612
Bank borrowings | Fair value
Current
Borrowings	83,980,058	89,874,010
Non-current
Borrowings	$ 28,345,049	$ 14,850,783